Long Term Debt - Carrying Value of Long-Term Debt Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7,685		$ 6,629
3.050% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.05%
Debt instrument, par value | $ / shares		$ 1,155
Long-term debt	$ 1,583		1,659
5.375% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Debt instrument, par value | $ / shares		750
Long-term debt	$ 1,017		1,067
Debt instrument basis points	4000.00%
4.986% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.986%
Debt instrument, par value | $ / shares		1,000
Long-term debt	$ 1,362		0
Debt instrument basis points	1500.00%
3.703% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.703%
Debt instrument, par value | $ / shares		750
Long-term debt	$ 1,024		1,074
Debt instrument basis points	2500.00%
2.396% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.396%
Debt instrument, par value | $ / shares		200
Long-term debt	$ 274		287
Debt instrument basis points	3000.00%
2.484% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.484%
Debt instrument, par value | $ / shares		500
Long-term debt	$ 684		717
Debt instrument basis points	3000.00%
3.527% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.527%
Debt instrument, par value | $ / shares		270
Long-term debt	$ 370		388
Debt instrument basis points	2000.00%
4.150% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.15%
Debt instrument, par value | $ / shares		$ 1,000
Long-term debt	$ 1,371		$ 1,437
Debt instrument basis points	3500.00%